Plant and Equipment	12 Months Ended
Dec. 31, 2014
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT

NOTE 8 – PLANT AND EQUIPMENT

Plant and equipment at December 31, 2014 and 2013 consisted of:

		December 31,
	Useful Life	2014	2013
Buildings	20 years	$7,281,818	$7,574,580
Operating equipment	4 to 10 years	3,738,522	3,401,535
Office equipment	5 years	131,538	102,897
Vehicles	5 to 8 years	427,849	405,333
		11,579,727	11,484,345
Less: accumulated depreciation		(4,414,388)	(3,691,402)
		$7,165,339	$7,792,943

For the years ended December 31, 2014, 2013 and 2012, depreciation expense amounted to $739,317, $722,401, and $715,751, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.